DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 13.0%
Alphabet, Inc., Class A
435,533 74,798,438
Alphabet, Inc., Class C
370,858 64,102,805
AT&T, Inc.
587,749 16,339,422
Comcast Corp., Class A
307,321 10,624,087
Liberty Media Corp.-Liberty
Formula One, Class C *
17,072 1,647,960
Meta Platforms, Inc., Class A
179,417 116,170,713
Netflix, Inc. *
35,053 42,317,033
Pinterest, Inc., Class A *
50,664 1,576,157
Snap, Inc., Class A *
91,697 756,500
T-Mobile US, Inc.
37,553 9,095,337
Verizon Communications, Inc.
345,217 15,175,739
Walt Disney Co.
147,915 16,720,312
(Cost $275,339,634)
369,324,503
Consumer Discretionary
— 12.6%
Airbnb, Inc., Class A *
35,553 4,586,337
Amazon.com, Inc. *
650,179 133,293,197
Booking Holdings, Inc.
2,686 14,823,846
Chipotle Mexican Grill, Inc. *
109,976 5,507,598
Deckers Outdoor Corp. *
13,290 1,402,361
DoorDash, Inc., Class A *
29,326 6,118,870
eBay, Inc.
38,317 2,803,655
Flutter Entertainment PLC *
14,437 3,648,230
General Motors Co.
78,661 3,902,372
Hilton Worldwide Holdings, Inc.
19,313 4,798,122
Home Depot, Inc.
81,084 29,862,426
Hyatt Hotels Corp., Class A
4,103 541,719
Las Vegas Sands Corp.
28,503 1,173,183
Lululemon Athletica, Inc. *
9,359 2,963,714
Marriott International, Inc.,
Class A
18,870 4,978,472
McDonald's Corp.
58,487 18,356,145
MercadoLibre, Inc. *
3,772 9,668,730
NIKE, Inc., Class B
95,621 5,793,676
Royal Caribbean Cruises Ltd.
21,476 5,518,688
Starbucks Corp.
92,833 7,793,330
Tesla, Inc. *
237,082 82,139,430
Tractor Supply Co.
44,624 2,159,802
Ulta Beauty, Inc. *
3,784 1,784,005
Williams-Sonoma, Inc.
10,268 1,660,952
Yum! Brands, Inc.
22,669 3,262,976
(Cost $298,946,400)
358,541,836
Consumer Staples — 5.2%
Church & Dwight Co., Inc.
19,638 1,930,612
Clorox Co.
10,727 1,414,677
Coca-Cola Co.
334,332 24,105,337
Colgate-Palmolive Co.
64,499 5,994,537
Number
of Shares Value $
Constellation Brands, Inc., Class
A
13,944 2,486,076
Estee Lauder Cos., Inc., Class A
19,881 1,330,834
General Mills, Inc.
42,818 2,323,305
Hershey Co.
11,710 1,881,680
Kellanova
23,881 1,973,287
Keurig Dr Pepper, Inc.
108,889 3,666,292
Kimberly-Clark Corp.
26,843 3,858,950
McCormick & Co., Inc.
22,188 1,613,733
Molson Coors Beverage Co.,
Class B
15,706 841,684
Mondelez International, Inc.,
Class A
105,304 7,106,967
PepsiCo, Inc.
111,586 14,667,980
Procter & Gamble Co.
191,743 32,575,218
Target Corp.
38,708 3,638,939
The Campbell's Company
16,674 567,583
Walmart, Inc.
360,983 35,636,242
(Cost $140,405,475)
147,613,933
Energy — 3.1%
Baker Hughes Co.
83,951 3,110,385
Chevron Corp.
135,458 18,517,109
Diamondback Energy, Inc.
16,495 2,219,402
EOG Resources, Inc.
44,306 4,810,302
EQT Corp.
45,930 2,532,121
Exxon Mobil Corp.
353,864 36,200,287
Halliburton Co.
72,692 1,424,036
Hess Corp.
24,100 3,185,779
Kinder Morgan, Inc.
167,461 4,695,607
Occidental Petroleum Corp.
56,466 2,302,684
ONEOK, Inc.
52,229 4,222,192
Schlumberger NV
108,006 3,569,598
(Cost $94,510,757)
86,789,502
Financials — 14.9%
American Express Co.
45,648 13,422,794
American International Group,
Inc.
48,600 4,113,504
Apollo Global Management, Inc.
32,534 4,251,868
Arch Capital Group Ltd.
32,252 3,065,230
Arthur J Gallagher & Co.
20,938 7,274,699
Bank of America Corp.
591,362 26,096,805
Bank of New York Mellon Corp.
58,763 5,206,989
Blackrock, Inc.
12,023 11,781,218
Block, Inc. *
47,967 2,961,962
Carlyle Group, Inc.
19,761 893,197
Cboe Global Markets, Inc.
8,724 1,998,843
Charles Schwab Corp.
141,318 12,484,032
Chubb Ltd.
31,214 9,276,801
Cincinnati Financial Corp.
12,529 1,889,624
Citigroup, Inc.
154,031 11,601,615
CME Group, Inc.
29,731 8,592,259
FactSet Research Systems, Inc.
3,295 1,509,967

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Fidelity National Information
Services, Inc.
43,149 3,435,092
Fiserv, Inc. *
45,695 7,438,689
Global Payments, Inc.
19,632 1,484,376
Goldman Sachs Group, Inc.
25,418 15,262,238
Hartford Insurance Group, Inc.
24,089 3,127,716
Intercontinental Exchange, Inc.
47,000 8,450,600
Jack Henry & Associates, Inc.
6,273 1,136,479
JPMorgan Chase & Co.
229,521 60,593,544
Markel Group, Inc. *
1,010 1,961,117
Marsh & McLennan Cos., Inc.
40,149 9,381,215
Mastercard, Inc., Class A
66,727 39,075,331
Moody's Corp.
13,132 6,294,430
Morgan Stanley
98,932 12,666,264
Nasdaq, Inc.
34,567 2,887,727
Northern Trust Corp.
16,370 1,747,334
PayPal Holdings, Inc. *
76,600 5,383,448
Progressive Corp.
48,037 13,687,182
Robinhood Markets, Inc., Class
A *
59,692 3,948,626
S&P Global, Inc.
25,634 13,146,653
State Street Corp.
23,228 2,236,392
Travelers Cos., Inc.
18,566 5,118,646
US Bancorp
126,330 5,506,725
Visa, Inc., Class A
141,187 51,560,081
Wells Fargo & Co.
266,903 19,959,006
Willis Towers Watson PLC
8,076 2,556,458
(Cost $327,014,104)
424,466,776
Health Care — 10.8%
Abbott Laboratories
141,835 18,946,319
AbbVie, Inc.
144,863 26,960,453
Agilent Technologies, Inc.
23,694 2,651,833
Alnylam Pharmaceuticals, Inc. *
10,622 3,235,036
Amgen, Inc.
43,947 12,664,647
Becton Dickinson & Co.
23,299 4,021,174
Biogen, Inc. *
12,868 1,670,138
Boston Scientific Corp. *
120,406 12,673,936
Bristol-Myers Squibb Co.
166,355 8,031,619
Danaher Corp.
52,473 9,964,623
DaVita, Inc. *
4,590 625,433
Edwards Lifesciences Corp. *
47,663 3,728,200
Elevance Health, Inc.
18,387 7,057,666
Eli Lilly & Co.
65,993 48,681,056
Gilead Sciences, Inc.
102,058 11,234,545
Humana, Inc.
10,287 2,398,208
IDEXX Laboratories, Inc. *
6,762 3,471,340
Illumina, Inc. *
13,476 1,108,266
IQVIA Holdings, Inc. *
14,046 1,971,075
Johnson & Johnson
197,490 30,652,423
Labcorp Holdings, Inc.
7,073 1,760,965
McKesson Corp.
10,329 7,431,819
Number
of Shares Value $
Merck & Co., Inc.
205,735 15,808,677
Mettler-Toledo International,
Inc. *
1,670 1,929,718
Pfizer, Inc.
462,811 10,871,430
Regeneron Pharmaceuticals, Inc.
8,695 4,262,985
Thermo Fisher Scientific, Inc.
30,761 12,391,146
UnitedHealth Group, Inc.
74,884 22,608,229
Vertex Pharmaceuticals, Inc. *
21,034 9,298,080
Waters Corp. *
5,181 1,809,413
Zimmer Biomet Holdings, Inc.
17,473 1,610,486
Zoetis, Inc.
36,252 6,113,175
(Cost $326,430,925)
307,644,113
Industrials — 7.2%
3M Co.
44,014 6,529,477
AECOM
11,710 1,286,343
AMETEK, Inc.
19,011 3,398,026
Automatic Data Processing, Inc.
33,483 10,899,721
Booz Allen Hamilton Holding
Corp.
10,261 1,090,231
Broadridge Financial Solutions,
Inc.
9,989 2,425,629
Carlisle Cos., Inc.
3,598 1,367,888
Carrier Global Corp.
63,271 4,504,895
Caterpillar, Inc.
39,051 13,590,920
Cintas Corp.
29,490 6,679,485
CSX Corp.
150,924 4,767,689
Cummins, Inc.
11,150 3,584,502
Deere & Co.
21,146 10,705,374
Dover Corp.
11,961 2,126,068
Eaton Corp. PLC
31,942 10,227,828
Emerson Electric Co.
45,906 5,480,258
Equifax, Inc.
10,605 2,801,735
FedEx Corp.
18,493 4,033,323
Fortive Corp.
26,552 1,863,685
IDEX Corp.
6,533 1,181,885
Ingersoll Rand, Inc.
32,535 2,656,157
Jacobs Solutions, Inc.
9,647 1,218,416
Johnson Controls International
PLC
55,343 5,610,120
Lennox International, Inc.
2,497 1,409,432
Norfolk Southern Corp.
18,297 4,521,555
Old Dominion Freight Line, Inc.
16,065 2,573,131
PACCAR, Inc.
42,343 3,973,890
Paychex, Inc.
26,369 4,163,929
Paycom Software, Inc.
4,368 1,131,705
Quanta Services, Inc.
12,460 4,268,298
Republic Services, Inc.
18,324 4,714,582
Rockwell Automation, Inc.
9,183 2,897,696
Trane Technologies PLC
18,276 7,863,614
TransUnion
16,694 1,429,507
Uber Technologies, Inc. *
154,610 13,011,978
Union Pacific Corp.
48,813 10,819,890

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
United Parcel Service, Inc.,
Class B
61,023 5,952,183
Veralto Corp.
20,486 2,069,701
Verisk Analytics, Inc.
11,328 3,558,578
Vertiv Holdings Co., Class A
29,507 3,184,691
Waste Connections, Inc.
20,905 4,120,166
Waste Management, Inc.
32,794 7,902,370
Westinghouse Air Brake
Technologies Corp.
13,679 2,767,535
Xylem, Inc.
20,501 2,583,946
(Cost $177,466,712)
202,948,032
Information Technology
— 26.4%
Accenture PLC, Class A
66,669 21,122,072
Adobe, Inc. *
45,371 18,833,048
Advanced Micro Devices, Inc. *
172,955 19,151,307
Analog Devices, Inc.
52,812 11,300,712
ANSYS, Inc. *
9,250 3,060,085
Atlassian Corp., Class A *
17,406 3,614,008
Autodesk, Inc. *
22,625 6,699,715
Bentley Systems, Inc., Class B
16,167 771,651
Cadence Design Systems, Inc. *
29,195 8,381,009
Cisco Systems, Inc.
424,028 26,730,725
Cloudflare, Inc., Class A *
32,836 5,447,164
Cognizant Technology Solutions
Corp., Class A
52,681 4,266,634
Crowdstrike Holdings, Inc., Class
A *
26,395 12,441,811
Datadog, Inc., Class A *
30,400 3,583,552
Dell Technologies, Inc., Class C
34,315 3,818,230
Docusign, Inc. *
21,416 1,897,672
Fortinet, Inc. *
69,606 7,084,499
Gartner, Inc. *
8,126 3,546,349
Gen Digital, Inc.
55,108 1,569,476
GoDaddy, Inc., Class A *
15,005 2,733,161
Hewlett Packard Enterprise Co.
139,516 2,410,836
HubSpot, Inc. *
5,248 3,095,795
International Business Machines
Corp.
98,845 25,606,786
Intuit, Inc.
29,761 22,424,021
Marvell Technology, Inc.
92,029 5,539,225
Microsoft Corp.
376,855 173,488,968
NVIDIA Corp.
1,284,784 173,612,862
Okta, Inc. *
17,621 1,817,958
Oracle Corp.
179,224 29,666,949
Palantir Technologies, Inc., Class
A *
228,210 30,073,514
Palo Alto Networks, Inc. *
70,484 13,562,531
PTC, Inc. *
12,584 2,118,139
QUALCOMM, Inc.
117,801 17,104,705
Roper Technologies, Inc.
11,425 6,515,335
Salesforce, Inc.
102,336 27,156,904
ServiceNow, Inc. *
22,041 22,285,435
Number
of Shares Value $
Snowflake, Inc., Class A *
33,750 6,941,362
Super Micro Computer, Inc. *
53,534 2,142,431
Synopsys, Inc. *
16,412 7,614,840
Trimble, Inc. *
25,717 1,832,851
Twilio, Inc., Class A *
15,424 1,815,405
Workday, Inc., Class A *
22,895 5,671,320
Zscaler, Inc. *
10,645 2,934,826
(Cost $616,870,842)
751,485,878
Materials — 1.5%
Avery Dennison Corp.
6,939 1,233,269
Ball Corp.
20,931 1,121,483
Corteva, Inc.
55,733 3,945,896
CRH PLC
55,457 5,055,460
Crown Holdings, Inc.
10,234 1,008,049
DuPont de Nemours, Inc.
35,652 2,381,554
Ecolab, Inc.
21,250 5,644,425
Martin Marietta Materials, Inc.
4,919 2,693,398
Newmont Corp.
92,146 4,857,937
PPG Industries, Inc.
17,335 1,920,718
Sherwin-Williams Co.
19,885 7,134,937
Smurfit WestRock PLC
43,261 1,874,499
Steel Dynamics, Inc.
11,785 1,450,380
Vulcan Materials Co.
10,638 2,819,815
(Cost $39,475,756)
43,141,820
Real Estate — 2.4%
American Tower Corp. REIT
38,173 8,193,834
AvalonBay Communities, Inc.
REIT
11,938 2,468,420
BXP, Inc. REIT
12,464 839,201
CBRE Group, Inc., Class A *
24,119 3,015,357
Crown Castle, Inc. REIT
35,176 3,529,912
Digital Realty Trust, Inc. REIT
27,951 4,794,156
Equinix, Inc. REIT
8,048 7,153,223
Equity Residential REIT
29,050 2,037,567
Healthpeak Properties, Inc. REIT
52,873 920,519
Iron Mountain, Inc. REIT
24,663 2,434,485
Kimco Realty Corp. REIT
56,027 1,191,134
Prologis, Inc. REIT
75,244 8,171,498
Public Storage REIT
13,067 4,029,994
Realty Income Corp. REIT
72,763 4,119,841
Regency Centers Corp. REIT
14,804 1,068,109
Simon Property Group, Inc. REIT
27,045 4,410,228
Welltower, Inc. REIT
52,556 8,108,340
Zillow Group, Inc., Class C *
12,893 865,249
(Cost $63,279,853)
67,351,067
Utilities — 2.3%
American Water Works Co., Inc.
16,668 2,383,024
Consolidated Edison, Inc.
30,172 3,152,672
Constellation Energy Corp.
25,749 7,883,057
Dominion Energy, Inc.
67,997 3,853,390
Duke Energy Corp.
63,119 7,430,369

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
At May 31, 2025, open futures contracts purchased were as follows:
Number
of Shares Value $
Edison International
31,146 1,733,275
Essential Utilities, Inc.
21,877 842,921
Eversource Energy
30,495 1,976,381
Exelon Corp.
81,764 3,582,899
NextEra Energy, Inc.
168,027 11,869,427
NiSource, Inc.
38,208 1,510,744
Public Service Enterprise Group,
Inc.
39,972 3,238,931
Sempra
54,924 4,316,477
Southern Co.
89,043 8,013,870
Xcel Energy, Inc.
48,193 3,378,329
(Cost $59,884,350)
65,165,766
Number
of Shares Value $
TOTAL COMMON STOCKS
(Cost $2,419,624,808)
2,824,473,226
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
4.26% (a)
(Cost $11,386,865)
11,386,865 11,386,865
TOTAL INVESTMENTS — 99.8%
(Cost $2,431,011,673)
2,835,860,091
Other assets and liabilities,
net — 0.2%
6,434,680
NET ASSETS — 100.0%
2,842,294,771
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 4.22% (a)(b)
— — — — — 63 — — —
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 4.26% (a)
3,995,298 35,701,826 (28,310,259) — — 224,285 — 11,386,865 11,386,865
3,995,298 35,701,826 (28,310,259) — — 224,348 — 11,386,865 11,386,865
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 45 11,194,619 11,443,050 6/20/2025 248,431
E-Mini S&P Mid 400 Index
USD 9 2,665,135 2,703,690 6/20/2025 38,555
Total unrealized appreciation
286,986

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USCA-PH3
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,824,473,226 $ — $ — $ 2,824,473,226
Short-Term Investments (a)
11,386,865 — — 11,386,865
Derivatives (b)
Futures Contracts
286,986 — — 286,986
TOTAL
$ 2,836,147,077 $ — $ — $ 2,836,147,077
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.